Discontinued operations	3 Months Ended
Mar. 31, 2026
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
5. Discontinued operations:

On July 29, 2025, the Company sold its Light-Duty segment to a wholly-owned investment vehicle of Heliaca Investments ("Purchaser"), a Netherlands based investment firm supported by Ramphastos Investments Management B.V. for consideration of $59,975 (€51,424). Purchase price adjustments may impact the final proceeds received from the Purchaser pending satisfaction of certain general representations and warranties provided by the Company that are customary in nature. There was no activity related to the discontinued operations in the three months ended March 31, 2026 nor were there purchase price adjustments affecting the loss on disposal recorded in the prior year.

Further, up to $3,790 (€3,250) in potential earnouts will be payable to the Company if certain conditions are achieved in accordance with the terms and conditions of the sale and purchase agreement.

Revenue and expenses of the discontinued operation were as follows:

Three Months Ended March 31,
2025

Revenue	$63,631
Cost of revenue	49,941
Gross profit	13,690
Operating expenses:
Research and development	2,759
General and administrative	3,724
Sales and marketing	2,315
Foreign exchange loss	747
Depreciation and amortization	633
10,178
Income from discontinued operations	3,512

Income from investment accounted for by the equity method	85
Interest on long-term debt	(484)
Interest and other income, net of bank charges	220
Income from discontinued operations before income tax	3,333
Income tax expense	489
Net income from discontinued operations	$2,844